Document and Entity Information	Jun. 22, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001660134
Document Type	8-K
Document Period End Date	Jun. 22, 2023
Entity Registrant Name	Okta, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38044
Entity Tax Identification Number	26-4175727
Entity Address, Address Line One	100 First Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(888)
Local Phone Number	722-7871
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	OKTA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false